Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Revenues	$ 171,025	$ 271,056	$ 1,160,976	$ 1,251,454
Cost of revenues	131,752	209,417	782,549	885,697
Gross profit	39,273	61,639	378,427	365,757
Operating expenses	159,520	116,773	629,837	545,335
Loss from operations and before income taxes	(120,246)	(55,134)	(251,410)	(179,579)
Income tax expense
Net loss	$ (120,246)	$ (55,134)	$ (251,410)	$ (179,579)
Basic - loss per common share	$ (0.00)	$ (0.00)
Diluted - loss per common share	$ (0.00)	$ (0.00)
Basic weighted average common shares outstanding	1,888,776,738	1,884,930,584	1,884,930,584	1,884,930,584
Diluted weighted average common shares outstanding	1,888,776,738	1,884,930,584	1,884,930,584	1,884,930,584